5. GE Trademark License Agreement - GE Trademark License - Future Amortization (Details) - Quarter Three Report [Member]	Dec. 31, 2014 USD ($)
2015	$ 1,512
2016	5,967
2017	5,999
2018	5,999
2019 and Thereafter	45,540
GE Trademark License
2015	1,230,769
2016	2,448,161
2017	2,441,472
2018	2,234,113
2019 and Thereafter	$ 8,354,515